ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Allowances for credit losses, non-current	$ 14,966	$ 14,989